Inventories (Details Textual) - NZD ($)	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Disclosure of inventories [Abstract]
Inventory write-down	$ 0	$ 298,098	$ 0	$ 0